Federal Home Loan Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Advances [Abstract]
Federal Home Loan Advances
Note 12 - Federal Home Loan Advances

Short-term Advances - The Company had short-term advances from the FHLB of $3,500,000 at December 31, 2011 and $4,000,000 at December 31, 2010.  The weighted-average interest rates on the short-term advances were 2.16 and 1.08 percent at December 31, 2011 and 2010, respectively.  The short-term advance at December 31, 2011 is a term fixed rate advance that matures on April 30, 2012 and pays interest monthly.

Convertible Advances - The Company had convertible fixed rate advances of $10,000,000 at December 31, 2011 and 2010.  The weighted-average interest rate on convertible advances was 2.26 percent at December 31, 2011 and 2010.  The advances mature in 2018 and are now convertible each quarter at the option of the FHLB to an advance with an interest rate equal to the current three-month LIBOR.

Long-term Advances - Long-term advances from the FHLB totaled $3,153,000 and $3,658,000 at December 31, 2011 and 2010, respectively.  The weighted-average interest rates on the long-term advances were 0.71 and 2.09 percent at December 31, 2011 and 2010, respectively.  Aggregate maturities for the long-term advances at December 31, 2011 are $3,000,000 in 2013 and $153,000 in 2016 and thereafter.  Interest is generally payable monthly and scheduled principal reductions are made quarterly, semi-annually or at maturity.  The long-term advances include prepayment penalties for each advance.

FHLB Advance Borrowing Capacity - The Subsidiary Banks are shareholders of the FHLB and have access to secured borrowings from the FHLB under Blanket Floating Lien Agreements.  Under these agreements, the Subsidiary Banks have pledged certain 1-4 family first mortgage loans, commercial real estate loans, home equity lines of credit and second mortgage residential loans.  The Subsidiary Banks' individual borrowing limits range from 20 to 25 percent of assets.  In aggregate, at December 31, 2011, the Subsidiary Banks had secured borrowing capacity of approximately $123 million of which $16.7 million was advanced and $16.0 million was used as collateral for FHLB Letters of Credit.  These credit arrangements serve as a core funding source as well as liquidity backup for the Subsidiary Banks.  Additional advances are subject to review and approval by the FHLB.